Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Parenthetical) (Detail) - Credit risk [member] - On balance sheet risk [member]
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk threshold percentage	35.00%	32.00%
Number of companies above threshold percentage	No industry accounts for more than 35% (October 31, 2018 – 32%) of total on-balance sheet credit instruments.
On balance sheet assets other than derivatives [member] | Ontario Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	56.00%	54.00%
On balance sheet assets other than derivatives [member] | Prairies Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	16.00%	18.00%
On balance sheet assets other than derivatives [member] | British Columbia and the Territories [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	14.00%	14.00%
On balance sheet assets other than derivatives [member] | Quebec [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	10.00%	10.00%
Committed and uncommitted [member] | Retail [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	43.00%	42.00%
Committed and uncommitted [member] | Wholesale [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	57.00%	58.00%
Committed and uncommitted [member] | Wholesale [member] | Bank financial services [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	13.00%	14.00%
Committed and uncommitted [member] | Wholesale [member] | Utilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	11.00%	11.00%
Committed and uncommitted [member] | Wholesale [member] | Real estate & related [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	9.00%	9.00%
Committed and uncommitted [member] | Wholesale [member] | Other Services [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	7.00%	8.00%
Committed and uncommitted [member] | Wholesale [member] | Oil & gas [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	7.00%	7.00%